Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Research and Development Expense

The research and development expenses are broken down as follows:

	December 31,
Research and development expenses	2015	2016	2017
	(thousands of Euros)
Personnel expenses	13,268	32,777	37,112
Sub-contracting, collaboration, and consultants	15,325	34,413	54,397
Research supplies	911	1,234	1,464
Rental	1,094	1,903	2,018
Conferences, travel expenses	1,233	2,387	2,807
Depreciation and amortization	1,000	1,141	2,424
Small equipments and other supplies	795	2,675	2,646
Others	608	2,298	2,364

Total research and development expenses	34,234	78,828	105,232

Summary of Sales And Marketing Expense

The sales and marketing expenses are broken down as follows:

	December 31,
Sales and marketing expenses	2015	2016	2017
	(thousands of Euros)
Personnel expenses	133	4,954	6,976
Fees	339	4,447	2,480
Marketing, tradeshows and travel expenses	20	1,393	5,984
Others	—	487	384

Total sales and marketing expenses	491	11,282	15,824

Summary of General and Administrative Expense

By nature, the breakdown of general and administrative expenses is as follows:

	December 31,
General and administrative expenses	2015	2016	2017
	(thousands of Euros)
Personnel expenses	8,768	22,613	19,742
Fees	4,234	7,701	10,347
Rental	305	501	584
Insurance policies	1,239	1,853	1,367
Corporate communication and travel expenses	1,010	1,136	1,599
Depreciation and amortization	74	181	422
Others	1,229	1,020	1,776

Total general and administrative expenses	16,859	35,005	35,837

Summary of Personnel Expense

The personnel expenses are broken down as follows:

	December 31,
	2015	2016	2017
	(thousands of Euros)
Wages and salaries	7,243	14,651	22,451
Social security contributions	3,193	3,903	7,157
Expenses for pension commitments	116	982	1,583
Employer contribution to bonus shares	1,198	6,456	1,857
Share-based payments	10,419	34,353	30,781

Total	22,168	60,345	63,830